Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Non-Current Assets [Abstract]
Equity investment	[1]	$ 35,242	$ 54,289
Prepayment of brand authorization	[2]	4,460,000	4,600,000
Prepaid consulting fees or other expenses			16,430
Security deposit	[3]	561,184
Other long-term receivables	[4]	195,478	195,477
Total		5,251,904	4,866,196
Impairment		(4,460,000)	(4,600,000)
Other non-current assets, net		$ 791,904	$ 266,196

[1]	The equity investment as of June 30, 2025 represented the equity investment in Junpu Jiyuan of $26,715 and Xiamen Hualiu Boying Film & Media Co., Ltd of $8,527. The equity investment as of June 30, 2024 represented the equity investment in Junpu Jiyuan of $26,650 and Xiamen Hualiu Boying Film & Media Co., Ltd of $27,639.
[2]	Prepayment for brand authorization represents the payment to Wanyee Trading Company Limited and LiheTrading Limited for negotiating with the brand owner of “Stussy” and “fear of god” for acting as an agent for these brands in mainland China. As the recoverability of the prepayment is doubtful, the Company made full impairment against the cost. During the year ended June 30, 2025, $140,000 prepayment of brand authorization was received and the impairment was reversed at the same amount.
[3]	Security deposits represent the deposits paid to leasors to ensure the proper performance of the lease agreements.
[4]	Other long-term receivables represent the prepayment of an investment into a Singapore Concert.